BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary of net assets acquired

The following table presents the purchase price allocation based on the best information available to GFL to date:

	Year ended December 31
	2022	2021
Net working capital, including cash acquired of $48.1 million and $22.4 million, respectively	$34.6	$23.3
Property and equipment	614.6	1,000.1
Intangible assets	482.3	716.9
Other long-term assets	—	0.5
Goodwill	526.4	1,011.5
Lease obligations	(19.3)	(44.6)
Long-term debt	(64.1)	—
Other long-term liabilities	(8.0)	(14.7)
Landfill closure and post-closure obligations	(34.9)	(122.3)
Deferred income tax liabilities	(52.4)	(212.3)
	1,479.2	2,358.4
Less:Non-controlling interests	(6.0)	—
Net assets acquired	$1,473.2	$2,358.4

Share consideration issued	$154.5	$36.3
Cash	1,318.7	2,322.1
Consideration	$1,473.2	$2,358.4